Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schdeule of computation of net loss per common share
	Twelve Months Ended December 31,
	2021	2020
Numerator:
Net loss	$(164,875)	$(41,587)
Net income attributable to redeemable noncontrolling interests	(12,776)	(8,409)
Accretion of issuance costs on redeemable convertible preferred stock	—	—
Reversal of previously accrued (accrual of) dividends on redeemable convertible preferred stock	42,728	(17,209)
Net loss attributable to common shareholders	$(134,923)	$(67,205)
Denominator:
Weighted-average common shares outstanding – basic and diluted(1)	97,158,738	45,177,217
Net loss per share attributable to common stockholders – basic and diluted	$(1.39)	$(1.49)

Schdeule of potential common shares
	December 31,
	2021	2020
Conversion of redeemable convertible preferred stock(1)	—	116,264,358
Warrants to purchase common stock and redeemable convertible preferred stock (1)	25,599,889	14,738,710
RSUs and options to purchase common stock(1)	38,085,775	35,453,516
Right to receive Earnout Shares	17,500,000	—
Total common stock equivalents	81,185,664	166,456,584